Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 360,701
Acquisition of subsidiary		360,701
Addition	29,585
Reverse	(60,444)
Foreign exchange adjustment	8,865
Ending balance	$ 338,707	$ 360,701